UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.0%
Prattville IDB Alabama, RB, International Paper Co. Project, Series A, AMT, 4.75%, 12/01/30	$3,500	$3,064,215

Arizona — 2.7%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	1,000	691,190
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	1,705	1,715,417
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	1,920	1,870,618
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	1,110	1,133,943
Pima County IDA, Refunding RB, Charter Schools II, Series A, 6.75%, 7/01/21	475	475,736
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,980	2,074,862

		7,961,766

California — 13.3%
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,301,354
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,185	1,264,596
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	800	836,024
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	5,930	6,030,632
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	9,475	9,954,151
State of California, GO, Various Purpose:
6.00%, 3/01/33	2,525	2,733,313
6.50%, 4/01/33	14,925	16,784,804

		39,904,874

Municipal Bonds	Par (000)	Value

Colorado — 3.9%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	$1,060	$1,176,610
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	2,190	2,191,533
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	105	111,630
Elk Valley Public Improvement Corp., RB, Public Improvement Fee:
Series A, 7.35%, 9/01/31	3,025	2,837,299
Series B, 7.45%, 9/01/31	400	379,000
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	3,300	3,432,924
Subordinate, 8.13%, 12/01/25	820	750,579
University of Colorado, RB, Series A, 5.75%, 6/01/28	750	859,462

		11,739,037

Connecticut — 2.2%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	1,375	1,415,068
Wesleyan University, 5.00%, 7/01/35	3,385	3,622,593
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,000	1,644,460

		6,682,121

District of Columbia — 1.9%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.05%, 10/01/33 (a)	6,590	1,648,884
CAB, Second Senior Lien, Series B (AGC), 7.08%, 10/01/34 (a)	4,830	1,133,021

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
Metropolitan Washington Airports Authority, RB: (concluded)
CAB, Second Senior Lien, Series B (AGC), 7.10%, 10/01/35 (a)	$6,515	$1,428,805
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,567,605

		5,778,315

Florida — 7.2%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,680	5,830,009
County of Miami-Dade Florida, Refunding RB, Miami International Airport:
AMT (AGC), 5.00%, 10/01/40	5,795	5,644,910
Series A-1, 5.38%, 10/01/41	1,165	1,185,457
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds (b)(c):
Series A, 6.38%, 5/01/35	2,350	915,795
Series B, 5.75%, 5/01/13	400	155,880
Hillsborough County IDA, RB:
H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	2,900	2,786,842
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	2,720	2,568,986
Midtown Miami Community Development District, Special Assessment Bonds, Series A, 6.25%, 5/01/37	915	878,226
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,225	740,500
Preserve at Wilderness Lake Community Development District, RB, Series A, 7.10%, 5/01/33	875	879,191

		21,585,796

Georgia — 5.1%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	845	874,457
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	2,000	1,875,620
Gainesville Redevelopment Authority, Refunding RB, Riverside Military Academy, 5.13%, 3/01/37	600	406,278
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	3,465	3,645,630
Municipal Electric Authority of Georgia, RB, Series W:
6.60%, 1/01/18	5,560	6,551,570
6.60%, 1/01/18 (d)	380	433,002
Municipal Electric Authority of Georgia, Refunding RB, Series X, 6.50%, 1/01/20	1,250	1,506,588

		15,293,145

Municipal Bonds	Par (000)	Value

Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	$630	$654,243
6.75%, 11/15/29	895	959,628
7.00%, 11/15/39	615	665,073

		2,278,944

Idaho — 0.00%
Idaho Housing & Finance Association, Refunding RB, S/F Mortgage, Senior Series E-2, AMT, 6.90%, 1/01/27	15	15,027

Illinois — 10.1%
City of Chicago Illinois, RB, Series C, AMT (Ginnie Mae), 7.00%, 3/01/32	145	149,167
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	800	768,760
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	900	900,486
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,569,550
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	1,000	1,009,200
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,610	1,679,826
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	250	202,593
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,310	1,322,406
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,500	1,859,565
Series A (NPFGC), 6.70%, 11/01/21	7,000	8,619,940
Series C (NPFGC), 7.75%, 6/01/20	2,500	3,252,450
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	651,174
Village of Hodgkins Illinois, RB, MBM Project, AMT, 6.00%, 11/01/23	2,800	2,801,848
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,550	1,438,415

		30,225,380

Indiana — 5.8%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	840	859,085
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	3,295	3,413,818
Indiana Health & Educational Facilities Financing Authority, RB, Clarian Health Obligation, Series A, 5.25%, 2/15/40	500	489,700
Indiana Transportation Finance Authority, RB, Series A:
7.25%, 6/01/15	160	168,307
6.80%, 12/01/16	3,775	4,320,752

2	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series D, 6.75%, 2/01/14	$7,450	$8,126,534

		17,378,196

Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,660	1,679,837

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,010	1,052,198

Louisiana — 4.1%
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	8,500	8,502,465
Sabine River Authority Louisiana, Refunding RB, International Paper Co. Project, 6.20%, 2/01/25	3,600	3,650,940

		12,153,405

Maryland — 1.7%
County of Montgomery Maryland, GO, West Germantown Development District, Senior Series A (Radian), 6.70%, 7/01/27	1,175	1,209,498
Maryland Community Development Administration, Refunding RB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,462,050
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	444,796
Maryland Health & Higher Educational Facilities Authority, RB:
King Farm Presbyterian Community, Series B, 5.00%, 1/01/17	875	837,428
University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	1,000	1,189,250

		5,143,022

Massachusetts — 4.2%
Massachusetts HFA, HRB, Series A, AMT, 5.20%, 12/01/37	3,000	3,023,790
Massachusetts HFA, RB, S/F, Series 130, AMT, 5.00%, 12/01/32	2,720	2,687,360
Massachusetts HFA, Refunding HRB, AMT:
Series D, 4.85%, 6/01/40	2,770	2,618,453
Series F, 5.70%, 6/01/40	2,210	2,255,327
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,805	1,847,977

		12,432,907

Michigan — 6.4%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	910	1,095,704

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	$2,695	$2,673,036
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	7,050	6,480,642
McLaren Health Care, 5.75%, 5/15/38	8,560	8,885,451

		19,134,833

Mississippi — 3.1%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,221,190
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	5,000	4,994,000
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	1,065	1,145,343

		9,360,533

Montana — 0.8%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	2,265	2,271,750

Nevada — 0.2%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	570	547,411

New Jersey — 3.1%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	2,795	2,764,646
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	3,000	2,856,900
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (b)(c)	1,680	17
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,245	1,382,797
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	2,410	2,206,668

		9,211,028

New York — 8.0%
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	9,405	10,977,422
New York City Industrial Development Agency, RB:
British Airways Plc Project, AMT, 7.63%, 12/01/32	1,920	1,941,005
Series C, 6.80%, 6/01/28	690	725,017
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	890	879,774

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$6,700	$7,166,856
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,220	1,274,998
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	1,000	988,510

		23,953,582

North Carolina — 1.7%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	1,318,945
North Carolina Medical Care Commission, RB, Duke University Health System, Series A:
5.00%, 6/01/39	630	647,168
5.00%, 6/01/42	1,400	1,433,054
North Carolina Medical Care Commission, Refunding RB, Carolina Village Project, 6.00%, 4/01/38	2,000	1,719,880

		5,119,047

Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	12,500	9,694,000

Pennsylvania — 4.4%
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 6.13%, 1/01/25	880	863,861
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	2,000	1,953,520
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care:
6.13%, 2/01/28	470	399,481
6.25%, 2/01/35	1,090	881,516
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	1,890	1,942,183
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,000	1,705,940
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	3,915	4,031,863
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,266,492

		13,044,856

Puerto Rico — 2.6%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	2,990	3,169,789

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	$4,255	$4,716,412

		7,886,201

Tennessee — 0.7%
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/24	1,000	976,460
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	1,025	1,050,973

		2,027,433

Texas — 10.7%
Brazos River Authority, Refunding RB, AMT:
TXU Electric Co. Project, Series C, Mandatory Put Bonds, 5.75%, 5/01/36 (e)	1,200	1,143,348
Texas Utility Co., 7.70%, 4/01/33	1,500	798,795
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	3,000	3,052,740
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,510	1,610,355
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT, 6.75%, 7/01/21	4,820	4,795,755
Guadalupe-Blanco River Authority, RB, E.I. du Pont de Nemours & Co. Project, AMT, 6.40%, 4/01/26	2,250	2,251,935
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	2,000	2,275,740
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.25%, 1/01/39	7,000	7,635,110
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure, 7.00%, 6/30/40	4,310	4,483,908
Note Mobility, 6.88%, 12/31/39	3,875	4,021,708

		32,069,394

U.S. Virgin Islands — 2.0%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	6,000	6,092,520

Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,780	2,844,913

Virginia — 2.1%
Fairfax County EDA, Refunding RB, Goodwin House Inc.:
5.13%, 10/01/37	1,000	979,110
5.13%, 10/01/42	3,440	3,347,257

4	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Tobacco Settlement Financing Corp. Virginia, Refunding RB, Senior Series B1, 5.00%, 6/01/47	$2,905	$1,880,610

		6,206,977

Washington — 3.5%
Energy Northwest, Refunding RB, Series B, 7.13%, 7/01/16	5,000	6,381,950
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,089,721

		10,471,671

Wisconsin — 5.6%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	7,890,088
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	2,465	2,507,176
SynergyHealth Inc., 6.00%, 11/15/32	2,215	2,280,409
Wisconsin Housing & EDA, Refunding RB, AMT:
Series A, 5.63%, 3/01/31	1,745	1,812,479
Series C, 4.88%, 3/01/36	2,420	2,356,064

		16,846,216

Total Municipal Bonds – 124.1%		371,150,550

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 3.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	3,271	3,576,229
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	2,610	2,805,176
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,290	2,349,815
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,147,771

		9,878,991

Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,129	2,271,527

Connecticut — 2.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,384,780

Illinois — 1.6%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	1,320	1,406,776

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Illinois (concluded)
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	$2,999	$3,275,750

		4,682,526

Maryland — 0.8%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	2,290	2,429,690

Massachusetts — 3.5%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	10,000	10,489,600

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,009	2,189,674

New York — 4.8%
New York City Municipal Water Finance Authority, RB:
Series DD, 5.00%, 6/15/37	6,299	6,595,001
Series FF-2, 5.50%, 6/15/40	1,575	1,758,255
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	5,790	5,982,087

		14,335,343

North Carolina — 2.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,517,976

Ohio — 5.7%
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,503,152
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	13,840	14,681,057

		17,184,209

South Carolina — 1.8%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,995	5,462,432

Texas — 6.5%
Harris County Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27 (d)	10,000	12,377,400
Texas Department of Housing & Community Affairs, MRB, Series B, AMT (Ginnie Mae), 5.25%, 9/01/32	4,001	4,059,084
Texas State University Systems, Refunding RB (AGM), 5.00%, 3/15/30	2,743	2,855,035

		19,291,519

Washington — 7.4%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	6,750	6,985,710

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2010	5

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Washington (concluded)
Central Puget Sound Regional Transit Authority, RB, Series A: (concluded)
5.00%, 11/01/36	$6,750	$6,985,710
(AGM), 5.00%, 11/01/32	7,693	8,148,456

		22,119,876

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,499	2,571,125

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 42.1%		125,809,268

Total Long-Term Investments (Cost – $476,420,220) – 166.2%		496,959,818

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.21% (g)(h)	4,612,254	4,612,254

Total Short-Term Securities (Cost – $4,612,254) – 1.5%		4,612,254

Total Investments (Cost – $481,032,474*) – 167.7%		501,572,072
Other Assets Less Liabilities – 1.4%		4,282,884
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (22.3)%		(66,840,551)
Preferred Shares, at Redemption Value – (46.8)%		(140,020,657)

Net Assets Applicable to Common Shares – 100.0%		$298,993,748

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$414,285,127

Gross unrealized appreciation	$31,253,943
Gross unrealized depreciation	(10,746,914)

Net unrealized appreciation	$20,507,029

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	Variable rate security. Rate shown is as of report date.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at July 31, 2010	Income

FFI
Institutional Tax-Exempt Fund	552,231	4,060,023	4,612,254	$1,599

(h)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$496,959,818	—	$496,959,818
Short-Term Securities	$4,612,254	—	—	4,612,254

Total	$4,612,254	$496,959,818	—	$501,572,072

[1]	See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniVest Fund II, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 27, 2010